Related party transactions - Summary of Balances with Related Parties (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Related party transactions
Loss allowance		¥ (335)
Balances with related parties, included in trade receivables, net		7,403
Contract assets		77,684
Amount due from related parties	¥ 1,206	27,703
Balances with related parties, included in amount due to related parties as other payables and accruals	(3,353)
Shenzhen Yuanwanghechu Technology Co Ltd
Related party transactions
Balances with related parties, included in trade receivables		7,711
Contract assets		26,125
Amount due from related parties	1,206	8,865
Huzhou Zhidianlaile New Energy Technology Co Ltd
Related party transactions
Balances with related parties, included in trade receivables		27
Balances with related parties, included in amount due to related parties as other payables and accruals	(69)
New Link
Related party transactions
Amount due from related parties		¥ 18,838
Balances with related parties, included in amount due to related parties as other payables and accruals	¥ (3,284)